Mexican Government Long-Term Notes Receivable and Other Assets - Summary of Long-term Notes Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Notes Receivable And Other Long Term Assets [abstract]
Promissory notes issued by the Mexican Government	$ 118,827,894		$ 147,274,076
Other long-term notes receivable	1,000,704		1,218,833
Total long-term notes receivable	$ 119,828,598	$ 6,087,954	$ 148,492,909